Consolidated Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Assets:
Cash and due from banks	$ 6,757	$ 8,570
Interest bearing deposits with banks	10	43
Cash and cash equivalents	6,767	8,613
Interest bearing time deposits with banks		249
Securities available for sale	142,903	126,046
Restricted investment in Federal Home Loan Bank (FHLB) stock	2,726	1,967
Investment in unconsolidated subsidiary	4,369	4,172
Total loans	294,901	277,798
Less: Allowance for loan losses	(2,380)	(2,287)
Total loans, net of allowance for loan losses	292,521	275,511
Premises and equipment, net	6,533	6,330
Other real estate owned	232	281
Bank owned life insurance and annuities	14,807	14,848
Investment in low income housing project	3,847	3,990
Core deposit intangible	74	119
Goodwill	2,046	2,046
Mortgage servicing rights	193	167
Accrued interest receivable and other assets	3,511	4,443
Total assets	480,529	448,782
Liabilities:
Non-interest bearing deposits	77,697	74,611
Interest bearing deposits	303,187	305,034
Total deposits	380,884	379,645
Securities sold under agreements to repurchase	4,594	5,397
Short-term borrowings	15,950	8,400
Long-term debt	22,500
Other interest bearing liabilities	1,412	1,356
Accrued interest payable and other liabilities	5,333	4,000
Total liabilities	430,673	398,798
Stockholders' Equity:
Preferred stock, no par value: Authorized - 500,000 shares, none issued
Common stock, par value $1.00 per share: Authorized - 20,000,000 shares Issued - 4,745,826 shares Outstanding - 4,187,441 shares at December 31, 2014; 4,196,266 shares at December 31, 2013	4,746	4,746
Surplus	18,409	18,370
Retained earnings	39,644	39,118
Accumulated other comprehensive loss	(2,197)	(1,659)
Cost of common stock in Treasury: 558,385 shares at December 31, 2014; 549,560 shares at December 31, 2013	(10,746)	(10,591)
Total stockholders' equity	49,856	49,984
Total liabilities and stockholders' equity	$ 480,529	$ 448,782